General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Payroll and related benefits (including share-based compensation)	$ 2,427	$ 1,624	$ 1,886
Professional services	1,895	1,955	1,996
Others	207	176	284
Total	$ 4,529	$ 3,755	$ 4,166